BUSINESS COMBINATIONS - Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Business Acquisition
GOODWILL	$ 224,117	$ 212,644	$ 198,535
Pak-Rite
Business Acquisition
GOODWILL	4,292
Goodwill - Tax Deductible	8,592
Pallet Place
Business Acquisition
Goodwill - Tax Deductible	250
North American Container Corporation
Business Acquisition
GOODWILL	8,997
Goodwill - Tax Deductible	12,497
Fontana Wood Products
Business Acquisition
Goodwill - Tax Deductible	2,235
Spinner Wood Products, LLC
Business Acquisition
Goodwill - Tax Deductible	850
Great Northern Lumber, LLC
Business Acquisition
Goodwill - Tax Deductible	50
Silverwater Box
Business Acquisition
GOODWILL	909
Go Boy Pallets LLC (Go Boy)
Business Acquisition
Goodwill - Tax Deductible	4,880
Robbins Manufacturing Co. (Robbins)
Business Acquisition
GOODWILL	3,113
Goodwill - Tax Deductible	7,653
Quality Hardwood Sales, LLC (Quality)
Business Acquisition
GOODWILL	7,391
Goodwill - Tax Deductible	14,341
Non-compete agreements | Expert Packaging
Business Acquisition
Intangible assets other than goodwill	221
Non-compete agreements | Spinner Wood Products, LLC
Business Acquisition
Intangible assets other than goodwill	850
Non-compete agreements | Great Northern Lumber, LLC
Business Acquisition
Intangible assets other than goodwill	50
Non-compete agreements | Go Boy Pallets LLC (Go Boy)
Business Acquisition
Intangible assets other than goodwill	225
Non-compete agreements | Robbins Manufacturing Co. (Robbins)
Business Acquisition
Intangible assets other than goodwill	560
Non-compete agreements | Quality Hardwood Sales, LLC (Quality)
Business Acquisition
Intangible assets other than goodwill	830
Customer relationships | Pak-Rite
Business Acquisition
Intangible assets other than goodwill	4,300
Customer relationships | Pallet Place
Business Acquisition
Intangible assets other than goodwill	250
Customer relationships | North American Container Corporation
Business Acquisition
Intangible assets other than goodwill	3,500
Customer relationships | Fontana Wood Products
Business Acquisition
Intangible assets other than goodwill	2,235
Customer relationships | Expert Packaging
Business Acquisition
Intangible assets other than goodwill	809
Customer relationships | Go Boy Pallets LLC (Go Boy)
Business Acquisition
Intangible assets other than goodwill	4,655
Customer relationships | Robbins Manufacturing Co. (Robbins)
Business Acquisition
Intangible assets other than goodwill	3,530
Customer relationships | Quality Hardwood Sales, LLC (Quality)
Business Acquisition
Intangible assets other than goodwill	5,720
Tradename | Expert Packaging
Business Acquisition
Intangible assets other than goodwill	257
Tradename | Robbins Manufacturing Co. (Robbins)
Business Acquisition
Intangible assets other than goodwill	450
Tradename | Quality Hardwood Sales, LLC (Quality)
Business Acquisition
Intangible assets other than goodwill	$ 400